Note 15 - Segment Data (Details) - Segment Data Information (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Revenues	$ 8,478,537	$ 4,726,249	$ 25,737,457	$ 16,937,972
Cost of services provided	6,029,635	3,205,603	18,725,258	9,421,990
Depreciation expense	763,984	716,884	2,884,286	1,741,737
Impairment of biomass project			15,873,013	15,873,013
Selling, general and administrative, including stock compensation			8,886,978	10,000,646
Operating income (loss)	(765,601)	(1,432,048)	(4,759,065)	(20,099,414)
Other income and (expense)	(492,899)	(228,420)	2,288,962	(323,576)
Income tax expense	0	0	7,000	5,000
Income (loss) from continuing operations	(1,258,500)	(1,660,468)	(2,477,103)	(20,427,990)
Total Assets	45,430,467		48,025,800	52,855,226
Additions to long-lived assets			10,956,214	12,209,304
Water Management [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Revenues			25,737,457	16,937,972
Cost of services provided			18,725,258	9,421,990
Depreciation expense			2,884,286	1,590,048
Selling, general and administrative, including stock compensation			8,878,407	1,772,302
Operating income (loss)			(4,750,494)	4,153,632
Other income and (expense)			1,385,583	(233,323)
Income tax expense			7,000	5,000
Income (loss) from continuing operations			(3,371,911)	3,915,309
Total Assets			46,050,800	45,197,305
Additions to long-lived assets			10,956,214	12,126,892
BioMass [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Impairment of biomass project				15,873,013
Selling, general and administrative, including stock compensation			8,571	51,529
Operating income (loss)			(8,571)	(15,924,542)
Other income and (expense)			903,379
Income (loss) from continuing operations			894,808	(15,924,542)
Total Assets			1,975,000	2,000,000
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Depreciation expense				151,689
Selling, general and administrative, including stock compensation				8,176,815
Operating income (loss)				(8,328,504)
Other income and (expense)				(90,253)
Income (loss) from continuing operations				(8,418,757)
Total Assets				5,657,921
Additions to long-lived assets				$ 82,412